1


   SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES

                                -----------------


DWS Blue Chip Fund                           DWS Large Company Growth Fund               DWS New York Tax-Free Income Fund

DWS California Tax-Free Income Fund          DWS LifeCompass 2015 Fund                   DWS Short Duration Plus Fund

DWS Capital Growth Fund                      DWS LifeCompass 2020 Fund                   DWS Small Cap Core Fund

DWS Global Thematic Fund                     DWS LifeCompass 2030 Fund                   DWS Small Cap Growth Fund

DWS Growth & Income Fund                     DWS LifeCompass Retirement Fund             DWS Strategic Government Securities Fund

DWS High Income Fund                         DWS Mid Cap Growth Fund                     DWS Strategic Income Fund

DWS Inflation Protected Plus Fund            DWS Money Market Prime Series:
                                               DWS Cash Investment Trust Class B
DWS International Fund
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


The following supplements the paragraph immediately beneath the "Minimum Initial Investment" table in the "PURCHASE AND SALE OF FUND SHARES" section of the summary prospectus and the prospectuses and in the "HOW TO BUY SHARES" section of the prospectus for each of above-listed funds:

For existing Class B shareholders, the minimum initial investment of Class A and C shares is $50.


DWS California Tax-Free Income Fund          DWS LifeCompass 2015 Fund                   DWS Money Market Prime Series:

DWS Global Thematic Fund                     DWS LifeCompass 2020 Fund                     DWS Cash Investment Trust Class B

DWS International Fund                       DWS LifeCompass 2030 Fund                   DWS New York Tax-Free Income Fund

DWS Large Company Growth Fund                DWS LifeCompass Retirement Fund
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


The last sentence of the first paragraph of the summary prospectus is deleted and replaced with the following:

The prospectus and Statement of Additional Information, both dated December 1, 2009, as supplemented, are incorporated by reference into this Summary Prospectus.




               Please Retain This Supplement for Future Reference

March 1, 2010                                             [DWS INVESTMENTS LOGO]
DMF-3691SUM                                                  Deutsche Bank Group